Fees Summary	Nov. 24, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 415,207,500.00
Previously Paid Amount	0.00
Total Fee Amount	57,340.15
Total Offset Amount	0.00
Net Fee	$ 57,340.15